Common shares and treasury shares (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 16, 2021	Sep. 09, 2021	Aug. 13, 2019	Dec. 31, 2018
Common shares [Line Items]
Purchase of a capped call option				$ 11.7
Initial investment returned	$ 12.2
Transfer from treasury shares to issued common shares for vested restricted share units		1,442,020
Class A common shares
Common shares [Line Items]
Common shares, shares authorized		10,000,000,000	10,000,000,000	10,000,000,000
Common shares, shares issued		1,317,840,464	1,314,208,824	1,301,845,404
Common shares, shares outstanding		1,146,336,305	1,272,346,218	1,293,162,504
Number of shares repurchased		130,309,760	33,165,820	8,682,900
Average price per ADS		$ 60.3154	$ 69.8407	$ 54.6194
Average price per share		$ 3.0158	$ 3.4920	$ 2.7310
Aggregate consideration		$ 393.0	$ 115.8	$ 23.7
Class B common shares
Common shares [Line Items]
Common shares, shares authorized		1,000,000,000	1,000,000,000	1,000,000,000
Common shares, shares issued		326,509,555	326,509,555	326,509,555
Common shares, shares outstanding		326,509,555	326,509,555	326,509,555
Restricted shares | Class A common shares
Common shares [Line Items]
Issuance of common share (in shares)		3,631,640	12,363,420	6,216,060
September 2021 share repurchase plan
Common shares [Line Items]
Aggregate consideration		$ 235.7
Total outstanding share repurchase program						$ 200.0
November 2021 share repurchase plan
Common shares [Line Items]
Total outstanding share repurchase program					$ 1,000.0
Common shares | Class A common shares
Common shares [Line Items]
Common shares, shares outstanding		1,146,336,305	1,272,346,218	1,293,162,504				981,740,848
Issuance of common stock for acquisition (in shares)				305,127,046
Transfer from treasury shares to issued common shares for vested restricted share units		1,442,020
Common shares | Class A common shares | BIGOINC
Common shares [Line Items]
Issuance of common stock for acquisition (in shares)				305,127,046
Common shares | Class B common shares
Common shares [Line Items]
Common shares, shares outstanding		326,509,555	326,509,555	326,509,555				288,182,976
Issuance of common stock for acquisition (in shares)				38,326,579
Common shares | Class B common shares | BIGOINC
Common shares [Line Items]
Issuance of common stock for acquisition (in shares)				38,326,579
ADS
Common shares [Line Items]
Number of shares repurchased		6,515,488	1,658,291	434,145
Total outstanding share repurchase program							$ 300.0